Equity Awards - Schedule RSU Activity (Detail) - Restricted Stock Units [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards Outstanding, Beginning Balance	373
Awards Outstanding, Granted	148	373
Awards Outstanding, Vested		0
Awards Outstanding, Cancelled/forfeited	(61)
Awards Outstanding, Ending Balance	460	373
Weighted- Average Grant Date Fair Value (Per Share) Beginning Balance	$ 12.30
Weighted- Average Grant Date Fair Value (Per Share), Granted	17.11	$ 12.30
Weighted- Average Grant Date Fair Value (Per Share), vested		0
Weighted- Average Grant Date Fair Value (Per Share), Cancelled/forfeited	12.89
Weighted- Average Grant Date Fair Value (Per Share), Ending Balance	$ 13.78	$ 12.30
Aggregate Intrinsic Value, Beginning Balance	$ 5,164
Aggregate Intrinsic Value, Granted		$ 4,589
Aggregate Intrinsic Value, Ending Balance		$ 5,164